Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Percentage of interest on senior secured notes	6.00%	6.00%	6.00%
Senior secured notes due	2020	2020	2020